Document Information	12 Months Ended
Jul. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001334933
Registrant Name	Uranium Energy Corp
Period End Date	Jul. 31, 2024
Reporting Currency	CAD